UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Paradigm Ltd.
           --------------------------------------------------
Address:   PO Box 2834
           --------------------------------------------------
           Hamilton HM LX, Bermuda
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Douglas Banks
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (441) 296-2584 ext. 224
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Douglas Banks           Hamilton, Bermuda      May 15, 2002
         [Signature]               [City, State]          [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             21
                                               -------------

Form 13F Information Table Value Total:           $157,554
                                               -------------
                                               (in thousands)


List of Other Included Managers:
None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number              Name


                                                      Form 13F INFORMATION TABLE

                                                     VALUE    SHRS OR    SH/   PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
         NAME OF ISSUER    TITLE OF CLASS  CUSIP    (x1000)   PRN AMT    PRN   CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE
         --------------    --------------  -----    -------   -------    ---   ----  ----------   --------   ----  ------  ----
ALLTEL CORP                       COM    020039103   6,944     125,000   SH            SOLE                  125,000
AT&T WIRELESS SVCS INC            COM    00209A106  10,740   1,200,000   SH            SOLE                1,200,000
COX COMMUNICATIONS INC - CL A     COM    224044107   4,253     113,000   SH            SOLE                  113,000
CSG SYS INTL INC                  COM    126349109   7,260     255,000   SH            SOLE                  255,000
DOW JONES & CO INC                COM    260561105   2,911      50,000   SH            SOLE                   50,000
GEMSTAR-TV GUIDE INTL INC         COM    36866W106   9,633     651,300   SH            SOLE                  651,300
GENERAL MTRS CORP - CLASS H       COM    370442832  13,204     802,700   SH            SOLE                  802,700
IMS HEALTH INC                    COM    449934108  11,786     525,000   SH            SOLE                  525,000
INTERPUBLIC GROUP COS INC         COM    460690100   6,205     181,000   SH            SOLE                  181,000
INTUIT                            COM    461202103   6,138     160,000   SH            SOLE                  160,000
KNIGHT RIDDER INC                 COM    499040103   6,903     100,500   SH            SOLE                  100,500
LAMAR ADVERTISING CO              COM    512815101   5,078     125,000   SH            SOLE                  125,000
LIBERTY MEDIA CORP-A              COM    530718105  16,938   1,340,000   SH            SOLE                1,340,000
MCDONALDS CORP                    COM    580135101   5,550     200,000   SH            SOLE                  200,000
MCGRAW HILL COS INC               COM    580645109   3,413      50,000   SH            SOLE                   50,000
PIXAR                             COM    725811103   5,520     150,000   SH            SOLE                  150,000
REUTERS GROUP PLC                 COM    76132M102   8,494     180,000   SH            SOLE                  180,000
TRIBUNE CO                        COM    896047107   5,683     125,000   SH            SOLE                  125,000
USA NETWORKS                      COM    902984103   7,148     225,000   SH            SOLE                  225,000
VERISIGN INC                      COM    92343E102  10,125     375,000   SH            SOLE                  375,000
VIACOM INC-CL B                   COM    925524308   3,628      75,000   SH            SOLE                   75,000
